Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Financial instruments measured at fair value on a recurring basis
Deferred finance costs, net	$ 11,200	$ 22,300
Fair Value
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	2,325,209	2,527,262
Accrued liabilities	15,226	15,464
Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	2,340,778	2,527,262
Accrued liabilities	15,226	15,464
Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Long-term debt, including current portion	2,340,778	2,527,262
Accrued liabilities	15,226	15,464
Notes | ZIM | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes	21,093	35,574
Notes | ZIM | Recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes	21,093
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes	21,093
Notes | ZIM | Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes		35,574
Notes | ZIM | Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes		35,574
Notes | HMM | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes	13,509	25,651
Notes | HMM | Recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes	13,509
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes	$ 13,509
Notes | HMM | Non-recurring basis | Level II
Financial instruments measured at fair value on a recurring basis
Notes		25,651
Notes | HMM | Non-recurring basis | Fair Value
Financial instruments measured at fair value on a recurring basis
Notes		$ 25,651